Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 11, 2019	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019
Commitments and Contingencies (Textual)
Rent expense			$ 67,000	$ 36,000	$ 143,000	$ 115,000
Restricted cash			500,000		500,000		$ 500,000
Annual rent payments					$ 500,000
Annual rent payments, percentage					4.00%
Future minimum lease payments remainder of fiscal year ended June 30, 2020			124,000		$ 124,000
Future minimum lease payments of fiscal year ended June 30, 2021			530,000		530,000
Future minimum lease payments of fiscal year ended June 30, 2022			316,000		316,000
Annual indexation increases			$ 41,925		$ 41,925
Letter-of-credit, description					The letter-of-credit will expire on June 22, 2020.
Office lease expire, description		The Office Lease commenced on February 24, 2020 and expires January 31, 2022.
Jessica Billingsley [Member]
Commitments and Contingencies (Textual)
Performance based incentive, description	(a) 50% of the bonus is automatically granted if our stock price/shareholder return increases by 15% (measuring point starts at $10 per share) with respect to the consecutive 20-day volume weighted average price prior to and including June 30, 2020, and (b) the remaining 50% of the bonus may be paid at the sole discretion of the Compensation Committee.
Annual salary	$ 250,000